Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,127,418	$ 442,489
Accounts and grants receivable	983,235	838,502
Prepaid and other receivables	131,795	121,603
Total current assets	2,242,448	1,402,594
Non-Current Assets
Property and equipment	28,332	35,215
Right-of-use asset	469,242	514,181
TOTAL ASSETS	2,740,022	1,951,990
Current Liabilities
Accounts payable	143,036	226,001
Accrued liabilities	143,531	191,993
Contract liability	138,499	192,958
Lease obligation	38,306	75,116
Total current liabilities	463,372	686,068
Non-current Liabilities
Loan payable	40,000
Lease obligation	499,646	499,646
Total non-current liabilities	539,646	499,646
TOTAL LIABILITIES	1,003,018	1,185,714
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,062,878	4,049,032
Accumulated other comprehensive income	(221,060)	(319,994)
Deficit	(24,019,536)	(24,877,484)
TOTAL EQUITY	1,737,004	766,276
TOTAL EQUITY AND LIABILITIES	$ 2,740,022	$ 1,951,990